PROPERTY, PLANT AND EQUIPMENT, NET (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	₫ 126,437,169	$ 5,033,126,428	₫ 108,454,644
Less: Accumulated depreciation	(33,374,063)	(1,328,532,423)	(23,914,727)
Less: Impairment charges	(13,829,202)	(550,503,642)	(5,840,402)
Total property, plant and equipment, net	79,233,904	3,154,090,363	78,699,515
Freehold land
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	2,119,897	84,387,445	2,048,104
Buildings and structures
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	29,613,489	1,178,834,003	26,303,728
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	85,187,698	3,391,095,020	70,764,858
Leased-out batteries
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	6,129,613	244,003,543	5,895,670
Vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	2,253,254	89,696,031	2,537,029
Office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	1,051,712	41,865,849	829,408
Others
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	₫ 81,506	$ 3,244,536	₫ 75,847